Inventories, Net - Schedule of Inventory (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Raw materials	$ 1,973	$ 2,346	$ 2,238
Work in progress	140	158	117
Finished goods	151	77
Inventory, net	$ 2,264	$ 2,581	$ 2,129